Business Segment Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Segment Reporting [Line Items]
revenue from company segment	$ 0	$ 0	$ 0	$ 0
Segment depreciation and amortization	(180,959)	(168,959)	(356,813)	(336,126)
Operating income	546,963	556,273	1,051,363	1,001,168
Income from equity method investees	6,797	5,969	13,001	18,491
Segment assets	25,410,221		25,410,221		$ 25,447,101
thereof investment in equity method investees	638,284		638,284		$ 676,822
Capital expenditures, acquisitions and investments	295,250	517,168	518,342	853,956
Segment Total [Member]
Segment Reporting [Line Items]
Net revenue from external customers	4,192,033	3,817,608	8,143,435	7,371,411
revenue from company segment	1,699	2,269	3,088	3,549
Segment revenue	4,193,732	3,819,877	8,146,523	7,374,960
Segment depreciation and amortization	(145,535)	(133,485)	(286,695)	(266,155)
Operating income	645,220	643,723	1,228,929	1,159,731
Income from equity method investees	6,797	5,969	13,001	18,491
Segment assets	23,014,353	21,821,868	23,014,353	21,821,868
thereof investment in equity method investees	638,284	737,916	638,284	737,916
Capital expenditures, acquisitions and investments	224,053	464,084	394,423	733,620
North America
Segment Reporting [Line Items]
Net revenue from external customers	2,945,584	2,520,988	5,717,063	4,913,894
revenue from company segment	1,536	2,269	2,826	3,549
Segment revenue	2,947,120	2,523,257	5,719,889	4,917,443
Segment depreciation and amortization	(100,879)	(87,173)	(198,069)	(174,822)
Operating income	428,233	400,714	768,317	736,276
Income from equity method investees	4,005	3,818	8,511	14,368
Segment assets	17,029,303	15,060,591	17,029,303	15,060,591
thereof investment in equity method investees	280,427	306,313	280,427	306,313
Capital expenditures, acquisitions and investments	166,171	283,350	287,403	488,249
EMEA
Segment Reporting [Line Items]
Net revenue from external customers	667,657	789,639	1,296,663	1,521,981
revenue from company segment	0	0	0	0
Segment revenue	667,657	789,639	1,296,663	1,521,981
Segment depreciation and amortization	(28,816)	(33,046)	(57,142)	(65,828)
Operating income	134,242	168,296	275,498	296,096
Income from equity method investees	1,818	1,784	2,881	2,949
Segment assets	3,477,185	4,176,267	3,477,185	4,176,267
thereof investment in equity method investees	221,172	297,613	221,172	297,613
Capital expenditures, acquisitions and investments	41,434	79,977	72,184	122,047
Asia Pacific
Segment Reporting [Line Items]
Net revenue from external customers	376,099	308,517	729,137	551,297
revenue from company segment	18	0	18	0
Segment revenue	376,117	308,517	729,155	551,297
Segment depreciation and amortization	(11,604)	(8,581)	(22,435)	(16,106)
Operating income	67,034	55,040	151,546	89,131
Income from equity method investees	834	8	1,196	547
Segment assets	1,799,246	1,853,974	1,799,246	1,853,974
thereof investment in equity method investees	111,052	133,990	111,052	133,990
Capital expenditures, acquisitions and investments	11,006	84,776	23,935	96,866
Latin America
Segment Reporting [Line Items]
Net revenue from external customers	202,693	198,464	400,572	384,239
revenue from company segment	145	0	244	0
Segment revenue	202,838	198,464	400,816	384,239
Segment depreciation and amortization	(4,236)	(4,685)	(9,049)	(9,399)
Operating income	15,711	19,673	33,568	38,228
Income from equity method investees	140	359	413	627
Segment assets	708,619	731,036	708,619	731,036
thereof investment in equity method investees	25,633	0	25,633	0
Capital expenditures, acquisitions and investments	5,442	15,981	10,901	26,458
Corporate1 [Member]
Segment Reporting [Line Items]
Net revenue from external customers	6,703	17,194	15,228	26,983
revenue from company segment	(1,699)	(2,269)	(3,088)	(3,549)
Segment revenue	5,004	14,925	12,140	23,434
Segment depreciation and amortization	(35,424)	(35,474)	(70,118)	(69,971)
Operating income	(98,257)	(87,450)	(177,566)	(158,563)
Income from equity method investees	0	0	0	0
Segment assets	2,395,868	2,323,389	2,395,868	2,323,389
thereof investment in equity method investees	0	0	0	0
Capital expenditures, acquisitions and investments	$ 71,197	$ 53,084	$ 123,919	$ 120,336